SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Customer 1 percentage of receivables	25.30%	19.90%
Customer 2 percentage of receivables	23.80%	0.00%	[1]
Customer 3 percentage of receivables	11.60%	0.00%

[1]	Customer was less than 10% of Gross Accounts Receivable at March 31, 2017 and December 31, 2016.